Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.57%
Advertising–0.41%
Interpublic Group of Cos., Inc. (The)	32,306	$827,034
Omnicom Group, Inc.(b)	13,099	826,416
		1,653,450
Aerospace & Defense–2.02%
Boeing Co. (The)(c)	5,855	708,923
General Dynamics Corp.	3,982	844,861
Howmet Aerospace, Inc.(b)	25,332	783,519
Huntington Ingalls Industries, Inc.	3,920	868,280
L3Harris Technologies, Inc.(b)	3,906	811,784
Lockheed Martin Corp.(b)	2,188	845,203
Northrop Grumman Corp.	1,877	882,791
Raytheon Technologies Corp.	10,476	857,565
Textron, Inc.	13,998	815,523
TransDigm Group, Inc.	1,488	780,932
		8,199,381
Agricultural & Farm Machinery–0.20%
Deere & Co.(b)	2,478	827,379
Agricultural Products–0.20%
Archer-Daniels-Midland Co.	10,083	811,177
Air Freight & Logistics–0.73%
C.H. Robinson Worldwide, Inc.(b)	8,070	777,222
Expeditors International of Washington, Inc.(b)	8,917	787,460
FedEx Corp.	4,412	655,049
United Parcel Service, Inc., Class B	4,642	749,869
		2,969,600
Airlines–0.95%
Alaska Air Group, Inc.(c)	19,810	775,562
American Airlines Group, Inc.(b)(c)	64,999	782,588
Delta Air Lines, Inc.(c)	28,241	792,442
Southwest Airlines Co.(c)	24,038	741,332
United Airlines Holdings, Inc.(c)	23,493	764,227
		3,856,151
Alternative Carriers–0.17%
Lumen Technologies, Inc.(b)	92,511	673,480
Apparel Retail–0.42%
Ross Stores, Inc.(b)	9,863	831,155
TJX Cos., Inc. (The)	13,845	860,051
		1,691,206
Apparel, Accessories & Luxury Goods–0.54%
Ralph Lauren Corp.	9,554	811,421
Tapestry, Inc.	25,967	738,242
VF Corp.(b)	21,272	636,246
		2,185,909
Application Software–2.60%
Adobe, Inc.(c)	2,336	642,867
ANSYS, Inc.(c)	3,564	790,139
Shares		Value
Application Software–(continued)
Autodesk, Inc.(c)	4,357	$813,888
Cadence Design Systems, Inc.(c)	5,280	862,910
Ceridian HCM Holding, Inc.(c)	14,509	810,763
Citrix Systems, Inc.	8,896	925,184
Intuit, Inc.	2,049	793,619
Paycom Software, Inc.(c)	2,492	822,335
PTC, Inc.(c)	7,688	804,165
Roper Technologies, Inc.	2,249	808,830
salesforce.com, inc.(c)	5,673	816,004
Synopsys, Inc.(c)	2,711	828,238
Tyler Technologies, Inc.(c)	2,394	831,915
		10,550,857
Asset Management & Custody Banks–1.52%
Ameriprise Financial, Inc.	3,218	810,775
Bank of New York Mellon Corp. (The)	20,896	804,914
BlackRock, Inc.(b)	1,326	729,671
Franklin Resources, Inc.(b)	34,963	752,404
Invesco Ltd.(b)(d)	52,465	718,771
Northern Trust Corp.	9,307	796,307
State Street Corp.	12,635	768,334
T. Rowe Price Group, Inc.(b)	7,415	778,649
		6,159,825
Auto Parts & Equipment–0.37%
Aptiv PLC(c)	9,534	745,654
BorgWarner, Inc.(b)	23,913	750,868
		1,496,522
Automobile Manufacturers–0.54%
Ford Motor Co.(b)	59,814	669,917
General Motors Co.	22,338	716,826
Tesla, Inc.(c)	3,078	816,440
		2,203,183
Automotive Retail–0.80%
Advance Auto Parts, Inc.	5,106	798,272
AutoZone, Inc.(c)	419	897,469
CarMax, Inc.(b)(c)	10,136	669,179
O’Reilly Automotive, Inc.(c)	1,279	899,584
		3,264,504
Biotechnology–1.76%
AbbVie, Inc.	6,522	875,318
Amgen, Inc.(b)	3,724	839,389
Biogen, Inc.(b)(c)	4,354	1,162,518
Gilead Sciences, Inc.	14,129	871,618
Incyte Corp.(c)	12,775	851,326
Moderna, Inc.(b)(c)	6,483	766,615
Regeneron Pharmaceuticals, Inc.(b)(c)	1,273	876,931
Vertex Pharmaceuticals, Inc.(c)	3,157	914,078
		7,157,793
Brewers–0.21%
Molson Coors Beverage Co., Class B(b)	17,679	848,415

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Broadcasting–0.38%
Fox Corp., Class A(b)	18,747	$575,158
Fox Corp., Class B	8,608	245,328
Paramount Global, Class B	38,983	742,236
		1,562,722
Building Products–1.38%
A.O. Smith Corp.	16,385	795,983
Allegion PLC	9,258	830,258
Carrier Global Corp.	21,872	777,768
Fortune Brands Home & Security, Inc.	14,258	765,512
Johnson Controls International PLC	15,861	780,679
Masco Corp.(b)	17,642	823,705
Trane Technologies PLC	5,630	815,280
		5,589,185
Cable & Satellite–0.52%
Charter Communications, Inc., Class A(c)	2,272	689,211
Comcast Corp., Class A	26,033	763,548
DISH Network Corp., Class A(b)(c)	47,715	659,899
		2,112,658
Casinos & Gaming–0.80%
Caesars Entertainment, Inc.(c)	19,084	615,650
Las Vegas Sands Corp.(b)(c)	24,164	906,633
MGM Resorts International	26,307	781,844
Wynn Resorts Ltd.(b)(c)	14,692	926,037
		3,230,164
Commodity Chemicals–0.40%
Dow, Inc.	18,260	802,162
LyondellBasell Industries N.V., Class A	10,963	825,294
		1,627,456
Communications Equipment–1.02%
Arista Networks, Inc.(b)(c)	7,414	836,967
Cisco Systems, Inc.	20,152	806,080
F5, Inc.(c)	5,757	833,211
Juniper Networks, Inc.	31,761	829,597
Motorola Solutions, Inc.	3,686	825,553
		4,131,408
Computer & Electronics Retail–0.19%
Best Buy Co., Inc.	12,098	766,287
Construction & Engineering–0.20%
Quanta Services, Inc.(b)	6,285	800,646
Construction Machinery & Heavy Trucks–0.83%
Caterpillar, Inc.	4,867	798,577
Cummins, Inc.(b)	4,222	859,219
PACCAR, Inc.	10,424	872,385
Wabtec Corp.	10,110	822,449
		3,352,630
Construction Materials–0.41%
Martin Marietta Materials, Inc.	2,589	833,891
Vulcan Materials Co.	5,368	846,587
		1,680,478
Consumer Electronics–0.20%
Garmin Ltd.	10,153	815,387
Shares		Value
Consumer Finance–0.78%
American Express Co.(e)	5,821	$785,311
Capital One Financial Corp.	8,515	784,828
Discover Financial Services	8,997	818,007
Synchrony Financial	27,598	777,988
		3,166,134
Copper–0.19%
Freeport-McMoRan, Inc.	28,671	783,578
Data Processing & Outsourced Services–2.15%
Automatic Data Processing, Inc.	3,775	853,867
Broadridge Financial Solutions, Inc.	5,350	772,112
Fidelity National Information Services, Inc.	10,082	761,897
Fiserv, Inc.(b)(c)	8,664	810,690
FleetCor Technologies, Inc.(c)	4,184	737,095
Global Payments, Inc.(b)	6,954	751,380
Jack Henry & Associates, Inc.(b)	4,607	839,718
Mastercard, Inc., Class A	2,746	780,798
Paychex, Inc.	7,272	815,991
PayPal Holdings, Inc.(c)	9,585	824,981
Visa, Inc., Class A(b)	4,495	798,537
		8,747,066
Distillers & Vintners–0.42%
Brown-Forman Corp., Class B(b)	12,552	835,587
Constellation Brands, Inc., Class A	3,739	858,773
		1,694,360
Distributors–0.61%
Genuine Parts Co.	5,665	845,898
LKQ Corp.	17,192	810,603
Pool Corp.(b)	2,591	824,482
		2,480,983
Diversified Banks–0.98%
Bank of America Corp.	26,398	797,220
Citigroup, Inc.	18,203	758,519
JPMorgan Chase & Co.(b)	7,740	808,830
U.S. Bancorp	19,385	781,603
Wells Fargo & Co.	20,347	818,356
		3,964,528
Diversified Support Services–0.41%
Cintas Corp.	2,138	829,950
Copart, Inc.(c)	7,944	845,242
		1,675,192
Drug Retail–0.20%
Walgreens Boots Alliance, Inc.	25,451	799,161
Electric Utilities–3.33%
Alliant Energy Corp.	14,624	774,926
American Electric Power Co., Inc.	8,808	761,452
Constellation Energy Corp.	10,540	876,822
Duke Energy Corp.	8,394	780,810
Edison International(b)	13,348	755,230
Entergy Corp.	7,690	773,845
Evergy, Inc.	13,148	780,991
Eversource Energy	10,066	784,745
Exelon Corp.	20,121	753,733
FirstEnergy Corp.	22,220	822,140
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
NextEra Energy, Inc.(b)	10,260	$804,486
NRG Energy, Inc.	21,306	815,381
PG&E Corp.(c)	75,541	944,262
Pinnacle West Capital Corp.	11,972	772,314
PPL Corp.(b)	30,899	783,290
Southern Co. (The)	11,599	788,732
Xcel Energy, Inc.	11,981	766,784
		13,539,943
Electrical Components & Equipment–0.97%
AMETEK, Inc.	7,333	831,636
Eaton Corp. PLC	6,330	844,169
Emerson Electric Co.	10,888	797,219
Generac Holdings, Inc.(b)(c)	3,875	690,293
Rockwell Automation, Inc.	3,612	776,977
		3,940,294
Electronic Components–0.40%
Amphenol Corp., Class A(b)	12,152	813,698
Corning, Inc.	27,418	795,670
		1,609,368
Electronic Equipment & Instruments–0.79%
Keysight Technologies, Inc.(c)	5,351	842,033
Teledyne Technologies, Inc.(c)	2,379	802,841
Trimble, Inc.(c)	14,622	793,536
Zebra Technologies Corp., Class A(c)	2,996	784,982
		3,223,392
Electronic Manufacturing Services–0.19%
TE Connectivity Ltd. (Switzerland)	7,148	788,853
Environmental & Facilities Services–0.64%
Republic Services, Inc.	6,244	849,434
Rollins, Inc.(b)	25,535	885,554
Waste Management, Inc.	5,319	852,157
		2,587,145
Fertilizers & Agricultural Chemicals–0.83%
CF Industries Holdings, Inc.	8,896	856,240
Corteva, Inc.	14,753	843,134
FMC Corp.	8,184	865,049
Mosaic Co. (The)(b)	16,400	792,612
		3,357,035
Financial Exchanges & Data–1.77%
Cboe Global Markets, Inc.	7,440	873,233
CME Group, Inc., Class A	4,581	811,432
FactSet Research Systems, Inc.(b)	2,034	813,824
Intercontinental Exchange, Inc.	8,920	805,922
MarketAxess Holdings, Inc.	3,468	771,595
Moody’s Corp.	3,079	748,536
MSCI, Inc.	1,877	791,700
Nasdaq, Inc.(b)	14,580	826,394
S&P Global, Inc.	2,497	762,459
		7,205,095
Food Distributors–0.19%
Sysco Corp.(b)	10,995	777,456
Food Retail–0.19%
Kroger Co. (The)	17,758	776,913
Shares		Value
Footwear–0.17%
NIKE, Inc., Class B	8,312	$690,893
Gas Utilities–0.20%
Atmos Energy Corp.	7,810	795,449
General Merchandise Stores–0.63%
Dollar General Corp.(b)	3,730	894,678
Dollar Tree, Inc.(c)	6,385	868,999
Target Corp.	5,311	788,099
		2,551,776
Gold–0.22%
Newmont Corp.	21,365	897,971
Health Care Distributors–0.84%
AmerisourceBergen Corp.	6,263	847,572
Cardinal Health, Inc.	13,197	879,976
Henry Schein, Inc.(c)	12,414	816,469
McKesson Corp.	2,519	856,132
		3,400,149
Health Care Equipment–3.19%
Abbott Laboratories(b)	8,502	822,654
ABIOMED, Inc.(b)(c)	3,267	802,571
Baxter International, Inc.	15,494	834,507
Becton, Dickinson and Co.	3,509	781,911
Boston Scientific Corp.(c)	21,480	831,920
DexCom, Inc.(c)	9,929	799,682
Edwards Lifesciences Corp.(c)	9,484	783,663
Hologic, Inc.(c)	13,336	860,439
IDEXX Laboratories, Inc.(c)	2,465	803,097
Intuitive Surgical, Inc.(c)	4,167	781,063
Medtronic PLC	10,279	830,029
ResMed, Inc.	3,908	853,116
STERIS PLC	4,386	729,304
Stryker Corp.	4,010	812,185
Teleflex, Inc.(b)	3,809	767,361
Zimmer Biomet Holdings, Inc.(b)	8,055	842,150
		12,935,652
Health Care Facilities–0.38%
HCA Healthcare, Inc.	4,198	771,550
Universal Health Services, Inc., Class B	8,954	789,564
		1,561,114
Health Care REITs–0.56%
Healthpeak Properties, Inc.	33,711	772,656
Ventas, Inc.	18,595	746,961
Welltower, Inc.(b)	11,887	764,572
		2,284,189
Health Care Services–1.04%
Cigna Corp.	3,150	874,030
CVS Health Corp.	9,029	861,096
DaVita, Inc.(b)(c)	9,958	824,224
Laboratory Corp. of America Holdings	3,870	792,615
Quest Diagnostics, Inc.(b)	7,095	870,485
		4,222,450
Health Care Supplies–0.56%
Align Technology, Inc.(b)(c)	3,506	726,128
Cooper Cos., Inc. (The)(b)	2,931	773,491
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Supplies–(continued)
DENTSPLY SIRONA, Inc.(b)	27,159	$769,957
		2,269,576
Home Furnishings–0.18%
Mohawk Industries, Inc.(c)	8,114	739,916
Home Improvement Retail–0.42%
Home Depot, Inc. (The)(b)	3,077	849,067
Lowe’s Cos., Inc.	4,485	842,328
		1,691,395
Homebuilding–0.84%
D.R. Horton, Inc.(b)	12,578	847,128
Lennar Corp., Class A(b)	11,555	861,425
NVR, Inc.(c)	216	861,209
PulteGroup, Inc.(b)	22,081	828,038
		3,397,800
Hotel & Resort REITs–0.20%
Host Hotels & Resorts, Inc.(b)	50,567	803,004
Hotels, Resorts & Cruise Lines–1.29%
Booking Holdings, Inc.(c)	466	765,736
Carnival Corp.(b)(c)	88,686	623,462
Expedia Group, Inc.(c)	8,449	791,587
Hilton Worldwide Holdings, Inc.	6,786	818,527
Marriott International, Inc., Class A(b)	5,681	796,135
Norwegian Cruise Line Holdings Ltd.(b)(c)	63,174	717,657
Royal Caribbean Cruises Ltd.(b)(c)	19,524	739,960
		5,253,064
Household Appliances–0.19%
Whirlpool Corp.(b)	5,757	776,101
Household Products–1.01%
Church & Dwight Co., Inc.	11,309	807,915
Clorox Co. (The)(b)	6,225	799,228
Colgate-Palmolive Co.	11,820	830,355
Kimberly-Clark Corp.	7,272	818,391
Procter & Gamble Co. (The)	6,590	831,987
		4,087,876
Housewares & Specialties–0.17%
Newell Brands, Inc.	50,789	705,459
Human Resource & Employment Services–0.22%
Robert Half International, Inc.	11,462	876,843
Hypermarkets & Super Centers–0.42%
Costco Wholesale Corp.(b)	1,719	811,832
Walmart, Inc.	6,740	874,178
		1,686,010
Independent Power Producers & Energy Traders–0.19%
AES Corp. (The)(b)	33,625	759,925
Industrial Conglomerates–0.59%
3M Co.	7,493	827,976
General Electric Co.	12,457	771,213
Honeywell International, Inc.	4,812	803,460
		2,402,649
Shares		Value
Industrial Gases–0.42%
Air Products and Chemicals, Inc.	3,589	$835,268
Linde PLC (United Kingdom)	3,213	866,193
		1,701,461
Industrial Machinery–2.41%
Dover Corp.	7,124	830,516
Fortive Corp.	13,971	814,509
IDEX Corp.	4,391	877,541
Illinois Tool Works, Inc.(b)	4,466	806,783
Ingersoll Rand, Inc.(b)	18,362	794,340
Nordson Corp.(b)	3,937	835,707
Otis Worldwide Corp.	12,566	801,711
Parker-Hannifin Corp.(b)	3,306	801,077
Pentair PLC	19,574	795,292
Snap-on, Inc.	4,128	831,173
Stanley Black & Decker, Inc.(b)	10,305	775,039
Xylem, Inc.	9,521	831,754
		9,795,442
Industrial REITs–0.18%
Prologis, Inc.	7,115	722,884
Insurance Brokers–1.04%
Aon PLC, Class A	3,158	845,933
Arthur J. Gallagher & Co.	4,895	838,122
Brown & Brown, Inc.	14,101	852,829
Marsh & McLennan Cos., Inc.	5,531	825,723
Willis Towers Watson PLC	4,314	866,855
		4,229,462
Integrated Oil & Gas–0.62%
Chevron Corp.	5,766	828,401
Exxon Mobil Corp.	9,558	834,509
Occidental Petroleum Corp.(b)	14,058	863,864
		2,526,774
Integrated Telecommunication Services–0.41%
AT&T, Inc.	54,159	830,799
Verizon Communications, Inc.	21,836	829,113
		1,659,912
Interactive Home Entertainment–0.61%
Activision Blizzard, Inc.	11,748	873,346
Electronic Arts, Inc.	7,154	827,790
Take-Two Interactive Software, Inc.(c)	7,218	786,762
		2,487,898
Interactive Media & Services–0.79%
Alphabet, Inc., Class A(b)(c)	4,379	418,851
Alphabet, Inc., Class C(c)	3,916	376,524
Match Group, Inc.(c)	14,817	707,512
Meta Platforms, Inc., Class A(c)	5,453	739,863
Twitter, Inc.(c)	21,861	958,386
		3,201,136
Internet & Direct Marketing Retail–0.58%
Amazon.com, Inc.(c)	6,921	782,073
eBay, Inc.	20,451	752,801
Etsy, Inc.(b)(c)	8,353	836,386
		2,371,260
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Internet Services & Infrastructure–0.41%
Akamai Technologies, Inc.(b)(c)	10,059	$807,939
VeriSign, Inc.(b)(c)	4,840	840,708
		1,648,647
Investment Banking & Brokerage–0.82%
Charles Schwab Corp. (The)(b)	12,374	889,319
Goldman Sachs Group, Inc. (The)	2,712	794,752
Morgan Stanley	10,310	814,593
Raymond James Financial, Inc.(b)	8,507	840,662
		3,339,326
IT Consulting & Other Services–1.21%
Accenture PLC, Class A	3,174	816,670
Cognizant Technology Solutions Corp., Class A	14,079	808,698
DXC Technology Co.(c)	34,467	843,752
EPAM Systems, Inc.(c)	2,133	772,551
Gartner, Inc.(c)	3,013	833,667
International Business Machines Corp.	7,139	848,185
		4,923,523
Leisure Products–0.19%
Hasbro, Inc.	11,324	763,464
Life & Health Insurance–1.23%
Aflac, Inc.	14,905	837,661
Globe Life, Inc.	8,976	894,907
Lincoln National Corp.	18,153	797,098
MetLife, Inc.(b)	13,636	828,796
Principal Financial Group, Inc.	11,781	849,999
Prudential Financial, Inc.	9,366	803,416
		5,011,877
Life Sciences Tools & Services–2.33%
Agilent Technologies, Inc.	6,702	814,628
Bio-Rad Laboratories, Inc., Class A(c)	1,811	755,440
Bio-Techne Corp.(b)	2,660	755,440
Charles River Laboratories International, Inc.(c)	4,226	831,677
Danaher Corp.	3,176	820,329
Illumina, Inc.(c)	4,385	836,614
IQVIA Holdings, Inc.(c)	4,133	748,652
Mettler-Toledo International, Inc.(c)	709	768,641
PerkinElmer, Inc.	6,513	783,709
Thermo Fisher Scientific, Inc.(b)	1,620	821,648
Waters Corp.(c)	2,954	796,192
West Pharmaceutical Services, Inc.	2,942	723,967
		9,456,937
Managed Health Care–1.07%
Centene Corp.(c)	10,026	780,123
Elevance Health, Inc.	1,869	848,975
Humana, Inc.	1,928	935,446
Molina Healthcare, Inc.(c)	2,649	873,746
UnitedHealth Group, Inc.	1,759	888,366
		4,326,656
Metal & Glass Containers–0.18%
Ball Corp.(b)	15,546	751,183
Movies & Entertainment–0.80%
Live Nation Entertainment, Inc.(c)	9,905	753,176
Shares		Value
Movies & Entertainment–(continued)
Netflix, Inc.(c)	3,949	$929,752
Walt Disney Co. (The)(b)(c)	8,008	755,395
Warner Bros Discovery, Inc.(c)	70,786	814,039
		3,252,362
Multi-line Insurance–0.61%
American International Group, Inc.	16,758	795,670
Assurant, Inc.	5,634	818,451
Hartford Financial Services Group, Inc. (The)	13,762	852,418
		2,466,539
Multi-Sector Holdings–0.21%
Berkshire Hathaway, Inc., Class B(c)	3,228	861,941
Multi-Utilities–1.91%
Ameren Corp.	9,647	777,066
CenterPoint Energy, Inc.	28,077	791,210
CMS Energy Corp.	13,205	769,059
Consolidated Edison, Inc.	9,146	784,361
Dominion Energy, Inc.	11,091	766,499
DTE Energy Co.	6,807	783,145
NiSource, Inc.	30,280	762,753
Public Service Enterprise Group, Inc.	13,564	762,704
Sempra Energy	5,308	795,882
WEC Energy Group, Inc.	8,665	774,911
		7,767,590
Office REITs–0.59%
Alexandria Real Estate Equities, Inc.(b)	5,807	814,083
Boston Properties, Inc.	10,750	805,927
Vornado Realty Trust(b)	33,297	771,159
		2,391,169
Oil & Gas Equipment & Services–0.58%
Baker Hughes Co., Class A	36,528	765,627
Halliburton Co.	31,097	765,608
Schlumberger N.V.	23,262	835,106
		2,366,341
Oil & Gas Exploration & Production–2.00%
APA Corp.	24,215	827,911
ConocoPhillips	8,237	842,975
Coterra Energy, Inc.(b)	30,982	809,250
Devon Energy Corp.	13,463	809,530
Diamondback Energy, Inc.	6,831	822,862
EOG Resources, Inc.	7,477	835,405
EQT Corp.	18,371	748,618
Hess Corp.(b)	7,531	820,804
Marathon Oil Corp.	35,003	790,368
Pioneer Natural Resources Co.	3,849	833,424
		8,141,147
Oil & Gas Refining & Marketing–0.65%
Marathon Petroleum Corp.	9,222	916,022
Phillips 66	10,478	845,784
Valero Energy Corp.	8,139	869,652
		2,631,458
Oil & Gas Storage & Transportation–0.59%
Kinder Morgan, Inc.	50,373	838,207
ONEOK, Inc.	14,760	756,302
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The)	28,146	$805,820
		2,400,329
Packaged Foods & Meats–2.59%
Campbell Soup Co.(b)	19,243	906,730
Conagra Brands, Inc.	26,835	875,626
General Mills, Inc.(b)	12,150	930,812
Hershey Co. (The)	4,077	898,856
Hormel Foods Corp.(b)	19,683	894,396
JM Smucker Co. (The)(b)	6,615	908,967
Kellogg Co.	12,800	891,648
Kraft Heinz Co. (The)	25,297	843,655
Lamb Weston Holdings, Inc.	11,602	897,763
McCormick & Co., Inc.(b)	11,545	822,812
Mondelez International, Inc., Class A	15,039	824,588
Tyson Foods, Inc., Class A	12,205	804,676
		10,500,529
Paper Packaging–1.10%
Amcor PLC	75,048	805,265
Avery Dennison Corp.	4,828	785,515
International Paper Co.	22,108	700,824
Packaging Corp. of America(b)	6,608	742,012
Sealed Air Corp.	16,676	742,249
WestRock Co.	22,601	698,145
		4,474,010
Personal Products–0.19%
Estee Lauder Cos., Inc. (The), Class A(b)	3,647	787,387
Pharmaceuticals–1.87%
Bristol-Myers Squibb Co.(b)	13,146	934,549
Catalent, Inc.(b)(c)	9,611	695,452
Eli Lilly and Co.(b)	2,903	938,685
Johnson & Johnson	5,566	909,262
Merck & Co., Inc.	10,560	909,427
Organon & Co.	30,920	723,528
Pfizer, Inc.	19,280	843,693
Viatris, Inc.	93,354	795,376
Zoetis, Inc.	5,613	832,352
		7,582,324
Property & Casualty Insurance–1.47%
Allstate Corp. (The)	7,295	908,446
Chubb Ltd.	4,730	860,293
Cincinnati Financial Corp.(b)	9,160	820,461
Loews Corp.	16,221	808,455
Progressive Corp. (The)	7,168	832,993
Travelers Cos., Inc. (The)	5,619	860,831
W.R. Berkley Corp.	13,638	880,742
		5,972,221
Publishing–0.20%
News Corp., Class A	40,172	606,999
News Corp., Class B	12,445	191,902
		798,901
Railroads–0.57%
CSX Corp.(b)	28,266	753,006
Norfolk Southern Corp.	3,692	774,028
Shares		Value
Railroads–(continued)
Union Pacific Corp.	3,978	$774,994
		2,302,028
Real Estate Services–0.19%
CBRE Group, Inc., Class A(c)	11,363	767,116
Regional Banks–2.59%
Citizens Financial Group, Inc.	24,069	827,011
Comerica, Inc.	10,906	775,417
Fifth Third Bancorp(b)	25,807	824,792
First Republic Bank	5,915	772,203
Huntington Bancshares, Inc.(b)	65,229	859,718
KeyCorp	49,428	791,837
M&T Bank Corp.	4,916	866,789
PNC Financial Services Group, Inc. (The)(b)	5,612	838,545
Regions Financial Corp.	41,528	833,467
Signature Bank	5,019	757,869
SVB Financial Group(c)	2,181	732,336
Truist Financial Corp.	19,025	828,348
Zions Bancorporation N.A.	15,721	799,570
		10,507,902
Reinsurance–0.21%
Everest Re Group Ltd.	3,263	856,342
Research & Consulting Services–1.23%
CoStar Group, Inc.(c)	11,761	819,154
Equifax, Inc.(b)	4,678	801,950
Jacobs Solutions, Inc.(b)	7,376	800,222
Leidos Holdings, Inc.	9,639	843,123
Nielsen Holdings PLC	33,106	917,698
Verisk Analytics, Inc.	4,803	819,056
		5,001,203
Residential REITs–1.39%
AvalonBay Communities, Inc.(b)	4,301	792,201
Camden Property Trust	6,840	817,038
Equity Residential	11,944	802,876
Essex Property Trust, Inc.	3,315	802,993
Invitation Homes, Inc.(b)	23,321	787,550
Mid-America Apartment Communities, Inc.	5,341	828,229
UDR, Inc.	19,223	801,791
		5,632,678
Restaurants–1.23%
Chipotle Mexican Grill, Inc.(b)(c)	535	803,977
Darden Restaurants, Inc.(b)	7,039	889,167
Domino’s Pizza, Inc.	2,512	779,222
McDonald’s Corp.	3,554	820,050
Starbucks Corp.(b)	10,400	876,304
Yum! Brands, Inc.	7,945	844,871
		5,013,591
Retail REITs–0.98%
Federal Realty Investment Trust(b)	8,874	799,725
Kimco Realty Corp.	41,905	771,471
Realty Income Corp.(b)	13,809	803,684
Regency Centers Corp.	14,809	797,464
Simon Property Group, Inc.(b)	8,888	797,698
		3,970,042
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Semiconductor Equipment–1.14%
Applied Materials, Inc.	9,557	$783,005
Enphase Energy, Inc.(c)	3,017	837,127
KLA Corp.(b)	2,572	778,364
Lam Research Corp.	2,046	748,836
SolarEdge Technologies, Inc.(c)	2,947	682,113
Teradyne, Inc.(b)	10,382	780,207
		4,609,652
Semiconductors–2.71%
Advanced Micro Devices, Inc.(c)	10,794	683,908
Analog Devices, Inc.	5,982	833,532
Broadcom, Inc.(b)	1,766	784,122
Intel Corp.	29,318	755,525
Microchip Technology, Inc.	13,774	840,627
Micron Technology, Inc.	16,057	804,456
Monolithic Power Systems, Inc.(b)	2,062	749,331
NVIDIA Corp.	6,411	778,231
NXP Semiconductors N.V. (China)	5,486	809,240
ON Semiconductor Corp.(b)(c)	12,869	802,125
Qorvo, Inc.(c)	9,861	783,062
QUALCOMM, Inc.	6,985	789,165
Skyworks Solutions, Inc.	8,986	766,236
Texas Instruments, Inc.	5,402	836,121
		11,015,681
Soft Drinks–0.84%
Coca-Cola Co. (The)	14,800	829,096
Keurig Dr Pepper, Inc.(b)	23,839	853,913
Monster Beverage Corp.(c)	9,979	867,774
PepsiCo, Inc.	5,325	869,359
		3,420,142
Specialized REITs–1.91%
American Tower Corp.	3,526	757,032
Crown Castle, Inc.	5,284	763,802
Digital Realty Trust, Inc.	7,411	735,023
Equinix, Inc.	1,402	797,514
Extra Space Storage, Inc.	4,569	789,112
Iron Mountain, Inc.(b)	16,700	734,299
Public Storage	2,719	796,150
SBA Communications Corp., Class A	2,788	793,604
VICI Properties, Inc.	27,353	816,487
Weyerhaeuser Co.	26,642	760,896
		7,743,919
Specialty Chemicals–1.51%
Albemarle Corp.	3,071	812,095
Celanese Corp.	8,000	722,720
DuPont de Nemours, Inc.(b)	15,796	796,118
Eastman Chemical Co.	9,849	699,771
Ecolab, Inc.	5,343	771,636
International Flavors & Fragrances, Inc.	8,056	731,727
PPG Industries, Inc.(b)	7,200	796,968
Sherwin-Williams Co. (The)	3,837	785,626
		6,116,661
Specialty Stores–0.60%
Bath & Body Works, Inc.	23,262	758,341
Tractor Supply Co.(b)	4,591	853,375
Shares		Value
Specialty Stores–(continued)
Ulta Beauty, Inc.(c)	2,082	$835,278
		2,446,994
Steel–0.17%
Nucor Corp.(b)	6,425	687,411
Systems Software–0.97%
Fortinet, Inc.(b)(c)	17,211	845,576
Microsoft Corp.	3,488	812,355
NortonLifeLock, Inc.	40,578	817,241
Oracle Corp.	12,150	742,001
ServiceNow, Inc.(b)(c)	1,962	740,871
		3,958,044
Technology Distributors–0.20%
CDW Corp.	5,253	819,888
Technology Hardware, Storage & Peripherals–1.14%
Apple, Inc.	5,861	809,990
Hewlett Packard Enterprise Co.	68,677	822,751
HP, Inc.	32,637	813,314
NetApp, Inc.	12,731	787,412
Seagate Technology Holdings PLC	13,400	713,282
Western Digital Corp.(c)	21,058	685,438
		4,632,187
Tobacco–0.40%
Altria Group, Inc.	20,240	817,291
Philip Morris International, Inc. (Switzerland)	9,503	788,844
		1,606,135
Trading Companies & Distributors–0.60%
Fastenal Co.(b)	18,014	829,364
United Rentals, Inc.(b)(c)	2,964	800,636
W.W. Grainger, Inc.	1,610	787,596
		2,417,596
Trucking–0.41%
J.B. Hunt Transport Services, Inc.	5,299	828,870
Old Dominion Freight Line, Inc.(b)	3,431	853,530
		1,682,400
Water Utilities–0.19%
American Water Works Co., Inc.	5,954	774,973
Wireless Telecommunication Services–0.21%
T-Mobile US, Inc.(c)	6,330	849,296
Total Common Stocks & Other Equity Interests (Cost $275,939,896)		404,267,581
Money Market Funds–0.63%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(f)	903,332	903,332
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(f)	645,713	645,841
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(f)	1,032,379	1,032,379
Total Money Market Funds (Cost $2,581,294)		2,581,552
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $278,521,190)		406,849,133
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–22.51%
Invesco Private Government Fund, 3.01%(d)(f)(g)	25,074,344	$25,074,344
Invesco Private Prime Fund, 3.11%(d)(f)(g)	66,310,224	66,310,224
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $91,389,501)		91,384,568
TOTAL INVESTMENTS IN SECURITIES–122.71% (Cost $369,910,691)		498,233,701
OTHER ASSETS LESS LIABILITIES—(22.71)%		(92,215,400)
NET ASSETS–100.00%		$406,018,301
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Invesco Ltd.	$822,850	$343,273	$(36,891)	$(396,336)	$(14,125)	$718,771	$24,496
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	3,049,064	17,081,210	(19,226,942)	-	-	903,332	9,700
Invesco Liquid Assets Portfolio, Institutional Class	2,200,493	12,200,648	(13,755,271)	(180)	151	645,841	8,844
Invesco Treasury Portfolio, Institutional Class	3,484,645	19,521,383	(21,973,649)	-	-	1,032,379	13,053
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,039,466	148,175,631	(128,140,753)	-	-	25,074,344	174,934*
Invesco Private Prime Fund	11,758,755	323,070,786	(268,510,995)	(4,724)	(3,598)	66,310,224	475,575*
Total	$26,355,273	$520,392,931	$(451,644,501)	$(401,240)	$(17,572)	$94,684,891	$706,602

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	17	December-2022	$3,061,275	$(336,160)	$(336,160)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$403,342,397	$925,184	$—	$404,267,581
Money Market Funds	2,581,552	91,384,568	—	93,966,120
Total Investments in Securities	405,923,949	92,309,752	—	498,233,701
Other Investments - Liabilities*
Futures Contracts	(336,160)	—	—	(336,160)
Total Investments	$405,587,789	$92,309,752	$—	$497,897,541

*	Unrealized appreciation (depreciation).
Invesco V.I. Equally-Weighted S&P 500 Fund